UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND
(Exact name of registrant as specified in charter)

100 Wall St., 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Stephanie Trell
100 Wall St., 11th Floor
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 701-4500

Copies of Communications to:

Stephen H. Bier

Allison M. Fumai

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments (unaudited)	March 31, 2014

Investments	Principal	Value
SENIOR LOANS(a) – 126.8% (95.0% of Total Investments)

Aerospace & Defense – 1.7%
AM General LLC, Term B Facility - First Lien, 10.250%, 03/22/18	$2,798,718	$2,502,516

Automotive – 2.4%
Chrysler Group LLC, Tranche B Term Loan - First Lien, 3.500%, 05/24/17	748,077	749,091
Neenah Enterprises (Neenah Foundry), Term Loan - First Lien, 6.750%, 04/26/17	2,768,541	2,765,080
Total Automotive		3,514,171

Banking, Finance, Insurance & Real Estate – 2.7%
Armor Holdco, Inc. (American Stock Transfer), Term Loan - First Lien, 5.750%, 06/26/20	488,197	491,653
Assured Partners Capital, Inc., Term Loan - First Lien, 4.500%, 03/19/21(b)(c)	1,000,000	1,001,250
Cetera Financial Group, Inc., Term Loan - First Lien, 6.500%, 08/07/19(b)	987,500	991,203
GENEX Services, Inc., Initial Term Loan - Second Lien, 9.250%, 01/26/19(b)	250,000	253,906
RJO Holdings Corp., Term Loan - First Lien, 6.910%, 12/10/15(b)	1,171,153	1,106,739
Total Banking, Finance, Insurance & Real Estate		3,844,751

Beverage, Food & Tobacco – 1.9%
Arctic Glacier U.S.A., Inc., 2014 Term B Loan - First Lien, 5.000%, 05/10/19(b)	2,493,741	2,503,093
Candy Intermediate Holdings, Inc. (Ferrara Candy Co.), Initial Term Loan - First Lien, 7.500%, 06/18/18	249,365	231,910
Total Beverage, Food & Tobacco		2,735,003

Business & Consumer Services – 14.4%
Affinion Group Holdings, Inc., Tranche B Term Loan - First Lien, 6.750%, 10/09/16	2,976,784	2,939,143
Arsloane Acquisition, LLC (Pitney Bowes), Tranche B Term Loan - First Lien, 7.500%, 10/01/19(b)	995,000	1,003,706
Brickman Group Holdings, Inc., Initial Term Loan - First Lien, 4.000%, 12/18/20	249,375	250,173
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.750%, 10/15/18	997,500	1,004,567
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 7.000%, 10/15/18	2,500	2,518
Crossmark Holdings, Term Loan - Second Lien, 8.750%, 12/21/20(b)	500,000	501,250
CT Technologies Intermediate Holdings, Inc., Initial Term Loan - Second Lien, 9.250%, 10/04/20(b)	500,000	507,500
Extreme Reach, Tranche B Term Loan - First Lien, 6.750%, 01/24/20(b)	1,700,000	1,742,500
Inmar, Inc., Initial Term Loan - First Lien, 4.250%, 01/27/21(c)	2,000,000	1,988,751
Merrill Communications LLC, Term Loan - First Lien, 5.750%, 03/08/18	3,330,882	3,373,917
Mitchell International, Inc., Initial Term Loan - First Lien, 4.500%, 10/13/20	997,250	1,001,738

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2014

Investments	Principal	Value
Business & Consumer Services – 14.4% (continued)
Mitchell International, Inc., Term Loan - Second Lien, 8.500%, 10/11/21	$500,000	$512,813
North American Lifting Holdings, Inc., Initial Term Loan - Second Lien, 10.000%, 11/26/21(b)	500,000	503,750
Patheon, Inc., Dollar Term Loan B - First Lien, 4.250%, 01/23/21	1,000,000	996,520
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 9.750%, 07/01/20	2,000,000	2,040,000
SNL Financial LC, Term Loan - First Lien, 4.500%, 10/23/18	420,595	424,275
SunGard Availability Services Capital, Inc., Tranche B Term Loan - First Lien, 6.000%, 03/25/19(c)	2,000,000	2,008,330
Total Business & Consumer Services		20,801,451

Capital Goods – 0.7%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 4.000%, 11/23/20	997,500	993,759

Chemicals, Plastics & Rubber – 2.6%
American Pacific Corporation, Initial Term Loan - First Lien, 7.000%, 02/26/19(b)	2,250,000	2,283,750
PeroxyChem LLC, Initial Term Loan - First Lien, 7.500%, 02/28/20(b)	1,500,000	1,507,500
Total Chemicals, Plastics & Rubber		3,791,250

Construction & Engineering – 2.0%
FR Utility Services LLC (Utility Services), Initial Term Loan - First Lien, 6.750%, 10/18/19(b)	500,000	503,125
Power Buyer, LLC (Powerteam Services), Initial Term Loan - Second Lien, 8.250%, 11/06/20	2,500,000	2,484,375
Total Construction & Engineering		2,987,500

Consumer Products: Durables – 4.2%
FGI Operating Company, LLC (Freedom Group), Term B Loan - First Lien, 5.500%, 04/19/19(b)	995,643	1,012,445
Paladin Brands Holding, Inc., Initial Term Loan - First Lien, 6.750%, 08/16/19(b)	1,975,000	1,988,578
Paladin Brands Holding, Inc., Initial Term Loan - First Lien, 7.750%, 08/16/19(b)	25,000	25,172
Steinway Musical Instruments, Inc., Term Loan - Second Lien, 9.250%, 09/19/20(b)	1,000,000	1,035,000
Visant Corp., Tranche B Term Loan - First Lien, 5.250%, 12/22/16	2,000,000	1,987,500
Total Consumer Products: Durables		6,048,695

Consumer Products: Non Durables – 5.5%
Calceus Acquisition, Inc. (Cole Haan), Term B-1 Loan - First Lien, 5.000%, 02/01/20	1,990,000	2,002,438
Insight Pharmaceuticals, Term Loan - First Lien, 6.250%, 08/25/16(b)	2,984,887	2,990,483
Topps Company, Inc., Term Loan - First Lien, 7.250%, 10/02/18(b)	1,995,000	2,002,481

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2014

Investments	Principal	Value
Consumer Products: Non Durables – 5.5% (continued)
Vince Intermediate Holding, LLC, Initial Term Loan - First Lien, 6.000%, 11/27/19(b)	$942,857	$955,821
Total Consumer Products: Non Durables		7,951,223

Energy, Oil & Gas – 2.1%
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 5.500%, 06/18/20	1,990,000	1,996,637
ProPetro Services, Inc., Term Loan - First Lien, 7.250%, 09/30/19(b)	975,000	989,625
Total Energy, Oil & Gas		2,986,262

Healthcare & Pharmaceuticals – 4.8%
Alvogen Pharma US Inc., Term Loan - First Lien, 7.000%, 05/23/18(b)	2,934,361	2,963,705
Bioscrip, Inc., Del Draw Term Loan - First Lien, 7.250%, 07/31/20	730,578	737,960
Bioscrip, Inc., Initial Term Loan B - First Lien, 7.250%, 07/31/20	1,217,630	1,229,934
Ikaria Acquisition, Inc., Term Loan - First Lien, 5.000%, 02/12/21	1,000,000	1,008,300
Ikaria Acquisition, Inc., Initial Term Loan - Second Lien, 8.750%, 02/14/22	1,000,000	1,017,500
Total Healthcare & Pharmaceuticals		6,957,399

Hotel, Gaming & Leisure – 6.4%
ALG USA Holdings LLC, Term Loan B-1 - First Lien, 7.000%, 02/28/19(b)	940,587	945,290
ALG USA Holdings LLC, Term Loan B-2 - First Lien, 7.000%, 02/28/19(b)	1,246,824	1,253,059
Caesars Entertainment Operating Company, Inc., Term Loan B-4 - First Lien, 9.500%, 10/31/16	989,728	988,323
Caesars Entertainment Operating Company, Inc., Term Loan B-6 - First Lien, 5.489%, 01/28/18	2,500,000	2,361,113
Caesars Entertainment Resort Properties, LLC, Term B Loan - First Lien, 7.000%, 10/12/20	1,000,000	1,014,550
Marina District Finance (Borgata), Term Loan B - First Lien, 6.750%, 08/15/18	997,500	1,014,537
Revolution Studios Distribution Company, LLC, Term Loan B - First Lien, 3.910%, 12/21/14(b)	1,915,173	1,697,322
Total Hotel, Gaming & Leisure		9,274,194

Manufacturing – 2.4%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan - First Lien, 4.750%, 11/26/20	996,942	1,002,176
Gardner Denver, Inc., Initial Dollar Term Loan - First Lien, 4.250%, 07/30/20	1,991,247	1,993,736
Veyance Technologies, Inc., Term Loan - First Lien, 5.250%, 09/08/17	496,241	500,039
Total Manufacturing		3,495,951

Media: Advertising, Printing & Publishing – 8.4%
Catalina Marketing Corp., Initial Term Loan - First Lien, 5.250%, 10/12/20	995,000	996,035

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2014

Investments	Principal	Value
Media: Advertising, Printing & Publishing – 8.4% (continued)
Cengage Learning Acquisitions, Inc., Term Loan - First Lien, 7.000%, 03/06/20(c)	$4,000,000	$4,050,839
Cenveo Corporation, Term B Loan - First Lien, 6.250%, 02/13/17	1,158,751	1,176,133
Harland Clarke Hldgs., Tranche B-3 Term Loan - First Lien, 7.000%, 05/22/18	3,925,000	3,988,290
RentPath, Inc., Term Loan - First Lien, 6.250%, 05/29/20	1,985,000	1,950,263
Total Media: Advertising, Printing & Publishing		12,161,560

Media: Broadcasting & Subscription – 5.9%
ION Media Networks, Inc., Term Loan - First Lien, 5.000%, 12/18/20	997,500	1,008,098
Radio One, Inc., Term Loan - First Lien, 7.500%, 03/31/16(b)	3,552,550	3,648,025
Tribune Company, Initial Term Loan - First Lien, 4.000%, 12/27/20	1,995,000	1,997,244
TWCC Holding Corp., Term Loan - Second Lien, 7.000%, 06/26/20	2,000,000	1,952,500
Total Media: Broadcasting & Subscription		8,605,867

Media: Diversified and Services – 9.0%
Deluxe Entertainment Services Group Inc., Initial Term Loan - First Lien, 6.500%, 02/28/20	3,000,000	3,015,000
IMG Worldwide, Inc., Term Loan - First Lien, 5.250%, 03/19/21(c)	2,000,000	1,991,260
IMG Worldwide, Inc., Term Loan - Second Lien, 8.250%, 03/31/17(c)	1,000,000	1,012,190
Learfield Communications, Inc., Initial Term Loan - First Lien, 5.000%, 10/09/20(b)	997,500	1,002,488
Learfield Communications, Inc., Initial Term Loan - Second Lien, 8.750%, 10/11/21(b)	1,000,000	1,025,000
Mood Media Corporation, Term Loan - First Lien, 7.000%, 05/06/18	4,951,135	5,008,394
Total Media: Diversified and Services		13,054,332

Metals & Mining – 0.3%
TMS International Corp., Term Loan B - First Lien, 4.500%, 10/16/20	498,750	500,620

Restaurants – 2.8%
CEC Entertainment, Inc., Tranche B Term Loan - First Lien, 4.250%, 02/12/21	2,000,000	1,989,580
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.750%, 03/17/21(b)(c)	2,000,000	2,000,000
Total Restaurants		3,989,580

Retail – 9.0%
Charming Charlie LLC, Initial Term Loan - First Lien, 9.000%, 12/18/19(b)	1,000,000	1,001,875
CWGS Group, LLC (Camping World), Term Loan B - First Lien, 5.750%, 02/20/20(b)	1,987,500	2,004,891
Leonardo Acquisition Corp., Term Loan - First Lien, 4.250%, 01/31/21	3,000,000	3,014,625
Roundy's Supermarkets, Inc., Tranche B Term Loan - First Lien, 5.750%, 03/03/21	3,000,000	3,010,320
Sports Authority, Inc., Term Loan B - First Lien, 7.500%, 11/16/17	3,969,231	3,979,154
Total Retail		13,010,865

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2014

Investments	Principal	Value
Sovereign & Public Finance – 1.0%
St. George's University Scholastic Services LLC, Term Loan - First Lien, 8.500%, 12/20/17(b)	$1,398,119	$1,414,721

Technology: Hardware – 5.0%
Dell International LLC, Term Loan B - First Lien, 4.500%, 04/29/20	2,992,500	2,977,223
Eastman Kodak Company, Term Loan - First Lien, 7.250%, 09/13/19	994,987	1,010,534
Tech Finance, US Term Loan - First Lien, 7.250%, 07/11/20	3,153,074	3,207,606
Total Technology: Hardware		7,195,363

Technology: Services – 4.8%
Ascensus, Inc., Initial Term Loan - Second Lien, 9.000%, 12/02/20(b)	500,000	515,000
First Data Corporation, 2018B New Term Loan - First Lien, 4.155%, 09/24/18	1,500,000	1,505,310
Micro Holding, L.P. (Internet Brands), Initial Term Loan - First Lien, 6.250%, 03/18/19	1,496,222	1,506,516
Presidio, Inc., Term Loan - First Lien, 5.000%, 03/31/17(c)	2,927,424	2,949,395
TNS, Inc. (Transaction Network Services, Inc.), Initial Term Loan - Second Lien, 9.000%, 08/14/20	500,000	507,033
Total Technology: Services		6,983,254

Technology: Software – 7.8%
Attachmate Corporation, Term Loan - Second Lien, 11.000%, 11/22/18	3,000,000	3,001,875
Deltek, Inc., Term Loan - Second Lien, 10.000%, 10/10/19	2,650,000	2,707,412
Flexera Software LLC, Term Loan - Second Lien, 8.000%, 04/02/21(b)(c)	1,000,000	1,005,000
Hyland Software, Initial Term Loan - First Lien, 4.750%, 02/19/21	1,000,000	1,011,040
RP Crown Parent, LLC (Red Prairie), Term Loan - First Lien, 6.000%, 12/21/18	1,492,491	1,489,849
RP Crown Parent, LLC (Red Prairie), Term Loan - Second Lien, 11.250%, 12/21/19	2,000,000	2,036,500
Total Technology: Software		11,251,676

Telecommunications – 11.7%
Alaska Communications Systems Holdings, Inc., Term Loan - First Lien, 6.250%, 10/21/16	2,855,385	2,875,616
Alcatel-Lucent USA Inc., US Term Loan - First Lien, 4.500%, 01/30/19	1,994,949	2,007,887
Avaya Inc., Term Loan B-6 - First Lien, 6.500%, 03/31/18	3,716,642	3,729,408
Fairpoint Communications, Inc., Term Loan - First Lien, 7.500%, 02/14/19	5,203,669	5,376,976
Internap Network Services Corporation, Initial Term Loan - First Lien, 6.000%, 11/26/19(b)	997,500	1,004,981
Ntelos Inc., Term B Advance - First Lien, 5.750%, 11/09/19	1,984,887	1,974,962
Total Telecommunications		16,969,830

Transportation: Services – 3.1%
American Commercial Lines (Commercial Barge), Initial Term Loan - First Lien, 7.500%, 09/22/19(b)	2,977,444	2,988,609

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2014

Investments	Principal	Value
Transportation: Services – 3.1% (continued)
Sirva Worldwide, Inc., Term Loan - First Lien, 7.500%, 03/27/19(b)	$1,485,000	$1,525,838
Total Transportation: Services		4,514,447

Wholesale – 4.2%
Envision Acquisition Company, LLC, Initial Term Loan - First Lien, 5.750%, 11/04/20	497,500	499,677
Envision Acquisition Company, LLC, Initial Term Loan - Second Lien, 9.750%, 11/04/21	1,000,000	1,008,750
FPC Holdings, Inc., Initial Term Loan - First Lien, 5.250%, 11/19/19(c)	1,193,945	1,182,602
P2 Lower Acquisition, Inc. (Progresive Solutions), Initial Term Loan - First Lien, 5.500%, 10/22/20	930,612	938,467
P2 Lower Acquisition, Inc. (Progresive Solutions), Initial Term Loan - Second Lien, 9.500%, 10/22/21(b)	500,000	510,000
P2 Upstream Acquisition Co., Term Loan - Second Lien, 9.000%, 04/30/21(b)	1,000,000	1,020,625
Phillips Pet Food & Supplies, Term Loan - First Lien, 4.500%, 01/29/21	1,000,000	1,005,000
Total Wholesale		6,165,121

Total Senior Loans (Cost $182,096,745)		183,701,361

CORPORATE BONDS – 4.3% (3.2% of Total Investments)

Beverage, Food & Tobacco – 0.3%
Innovation Ventures (5 Hour Energy), 9.500%, 08/15/19‡	500,000	474,375

Consumer Products: Durables – 0.3%
Visant Corp., 10.000%, 10/01/17	500,000	501,250

Forest Products & Paper – 0.2%
Appvion, Inc., 9.000%, 06/01/20‡	250,000	257,500

Hotel, Gaming & Leisure – 1.5%
Paris Las Vegas Holding, LLC., 11.000%, 10/01/21‡	2,000,000	2,107,773

Retail – 0.4%
Roundy's Supermarkets, Inc., 10.250%, 12/15/20‡	500,000	535,000

Technology: Services – 1.6%
First Data Corporation, 11.25%, 01/15/21	2,000,000	2,292,500

Total Corporate Bonds (Cost $5,765,737)		6,168,398

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2014

Investments	Shares	Value
MONEY MARKET FUND – 2.5% (1.8% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.03%(d) (Cost $3,592,434)	3,592,434	$3,592,434

Total Investments in Securities - 133.6% (Cost $191,454,916)		193,462,193
Line of Credit Payable (Cost $36,000,000) – (24.9)%		(36,000,000)
Liabilities in Excess of Other Assets – (8.7)%		(12,638,458)
Net Assets – 100.0%		$144,823,735

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,374,648 which represents approximately 2.3% of net assets as of March 31, 2014. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. The full contract rates reflected do not take effect until settlement date.
(d)	Rate shown reflects the 7-day yield as of March 31, 2014.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2014

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	1.7%
Automotive	2.4
Banking, Finance, Insurance & Real Estate	2.7
Beverage, Food & Tobacco	2.2
Business & Consumer Services	14.4
Capital Goods	0.7
Chemicals, Plastics & Rubber	2.6
Construction & Engineering	2.0
Consumer Products: Durables	4.5
Consumer Products: Non Durables	5.5
Energy, Oil & Gas	2.1
Forest Products & Paper	0.2
Healthcare & Pharmaceuticals	4.8
Hotel, Gaming & Leisure	7.9
Manufacturing	2.4
Media: Advertising, Printing & Publishing	8.4
Media: Broadcasting & Subscription	5.9
Media: Diversified and Services	9.0
Metals & Mining	0.3
Restaurants	2.8
Retail	9.4
Sovereign & Public Finance	1.0
Technology: Hardware	5.0
Technology: Services	6.4
Technology: Software	7.8
Telecommunications	11.7
Transportation: Services	3.1
Wholesale	4.2
Money Market Fund	2.5
Total Investments	133.6
Line of Credit Payable	(24.9)
Liabilities in Excess of Other Assets	(8.7)
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (unaudited)	March 31, 2014

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013. The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (“Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (“Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (continued) (unaudited)	March 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March, 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2014:

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (continued) (unaudited)	March 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$-	$2,502,516	$-	$2,502,516
Automotive	-	3,514,171	-	3,514,171
Banking, Finance, Insurance & Real Estate	-	491,653	3,353,098	3,844,751
Beverage, Food & Tobacco	-	231,910	2,503,093	2,735,003
Business & Consumer Services	-	16,542,745	4,258,706	20,801,451
Capital Goods	-	993,759	-	993,759
Chemicals, Plastics & Rubber	-	-	3,791,250	3,791,250
Construction & Engineering	-	2,484,375	503,125	2,987,500
Consumer Products: Durables	-	1,987,500	4,061,195	6,048,695
Consumer Products: Non Durables	-	2,002,438	5,948,785	7,951,223
Energy, Oil & Gas	-	1,996,637	989,625	2,986,262
Healthcare & Pharmaceuticals	-	3,993,694	2,963,705	6,957,399
Hotel, Gaming & Leisure	-	5,378,523	3,895,671	9,274,194
Manufacturing	-	3,495,951	-	3,495,951
Media: Advertising, Printing & Publishing	-	12,161,560	-	12,161,560
Media: Broadcasting & Subscription	-	4,957,842	3,648,025	8,605,867
Media: Diversified and Services	-	11,026,844	2,027,488	13,054,332
Metals & Mining	-	500,620	-	500,620
Restaurants	-	1,989,580	2,000,000	3,989,580
Retail	-	10,004,099	3,006,766	13,010,865
Sovereign & Public Finance	-	-	1,414,721	1,414,721
Technology: Hardware	-	7,195,363	-	7,195,363
Technology: Services	-	6,468,254	515,000	6,983,254
Technology: Software	-	10,246,676	1,005,000	11,251,676
Telecommunications	-	15,964,849	1,004,981	16,969,830
Transportation: Services	-	-	4,514,447	4,514,447
Wholesale	-	4,634,496	1,530,625	6,165,121
Corporate Bonds*	-	6,168,398	-	6,168,398
Money Market Fund	-	3,592,434	-	3,592,434
Total Investments	$-	$140,526,887	$52,935,306	$193,462,193

*Please refer to Schedule of Investments for breakdown of valuations by industry

THL Credit Senior Loan Fund

Notes to the Schedule of Investments (continued) (unaudited)	March 31, 2014

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Senior Loans
Beginning Balance	$60,807,412
Realized gain	14,425
Change in unrealized appreciation	246,796
Amortization (accretion)	46,762
Purchases	12,617,375
Sales and principal paydowns	(4,700,156)
Transfers in and/or out of Level 3	(16,097,308)
Balance as of March 31, 2014	$52,935,306

Net change in unrealized appreciation attributable to level 3 investments held at March 31, 2014 was $246,796.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

Information about Level 3 fair value measurements as of March 31, 2014:

	Fair Value	Valuation Technique	Unobservable Input	Input Values

Senior Loans	$52,935,306	Third-party vendor service	Vendor quotes	$88.625- $103.5000

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On March 31, 2014 based on cost of $191,454,916 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,306,815 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $299,538 resulting in net unrealized appreciation of $2,007,277.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	5/23/14

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	5/23/14

* Print the name and title of each signing officer under his or her signature.